Label	Element	Value
Class A, C, Inst, Serv, Inv, R6 Shares | Goldman Sachs International Equity ESG Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs International Equity ESG Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs International Equity ESG Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 35 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts  on page 72 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-145 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities or instruments (
i.e
., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2020 was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 35 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 72 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-145 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Investor and/or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Investor and/or Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same  (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in non-U.S. issuers that the Investment Adviser believes adhere to the Fund’s environmental, social and governance (“ESG”) criteria. Such equity investments may include exchange-traded funds (“ETFs”), futures and other instruments with similar economic exposures. The Fund intends to have investments economically tied to at least three countries, not including the United States, and may invest in the securities of issuers in emerging market countries.
The Fund seeks to achieve its investment objective by investing, under normal circumstances, in approximately 30-50 companies that are considered by the Investment Adviser to be positioned for long-term capital appreciation.
The Fund’s ESG criteria are generally designed to exclude companies that are not included in the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ESG Universal Index or companies that are involved in, and/or derive significant revenue from, certain industries or product lines, including:
■	gambling,
■	alcohol,
■	tobacco,
■	coal, and
■	weapons.
In determining whether a company is involved in, and/or derives significant revenue from, the industries or product lines listed above, the Fund will use industry classifications assigned by a third-party service provider.
Once the Investment Adviser determines that an issuer meets the Fund’s ESG criteria, the Investment Adviser conducts a supplemental analysis of individual companies’ corporate governance factors and a range of environmental and social factors that may vary by sector. This supplemental analysis will be conducted alongside traditional fundamental, bottom-up financial analysis of individual companies, using traditional fundamental metrics. The Investment Adviser may engage in active dialogues with company management teams to further inform investment decision-making and to foster best corporate governance practices using its fundamental and ESG analysis. The Fund may invest in a company prior to completion of the supplemental analysis or without engaging with company management. Instances in which the supplemental analysis may not be completed prior to investment include but are not limited to initial public offerings ("IPOs"), in-kind transfers, corporate actions, and/or certain short-term holdings.
The Investment Adviser may sell holdings for several reasons, including, among others, changes in a company’s fundamentals or earnings, a company no longer meeting the Fund’s ESG criteria, or a company otherwise failing to conform to the Investment Adviser’s investment philosophy.
The Fund expects to invest a substantial portion of its assets in the securities of issuers located in the developed countries of Western Europe and in Japan, but may also invest in securities of issuers located in emerging market countries. The Fund’s investments in a particular developed country may exceed 25% of its investment portfolio.
The Fund may also invest up to 20% of its Net Assets in equity investments that may not adhere to the Fund’s ESG criteria and in fixed income securities, such as government, corporate and bank debt obligations.
The Fund’s performance benchmark index is the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net, USD, Unhedged); however the Fund uses the MSCI ACWI ESG Universal Index to seek to identify issuers that meet its ESG criteria.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing. The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or potential exposure.
ESG Standards Risk.
  The Fund’s adherence to its ESG criteria and the application of the Investment Adviser’s supplemental ESG analysis when selecting investments may affect the Fund’s exposure to certain companies, sectors, regions, and countries and may affect the Fund’s performance depending on whether such investments are in or out of favor. For example, the Fund generally will not seek to invest in companies that the Investment Adviser believes have adverse social or environmental impacts (i.e., gambling, alcohol, tobacco, coal or weapons companies). Adhering to the ESG criteria and applying the Investment Adviser’s supplemental ESG analysis may also affect the Fund’s performance relative to similar funds that do not adhere to such criteria or apply such analysis. Additionally, the Fund’s adherence to the ESG criteria and the application of the supplemental ESG analysis in connection with identifying and selecting equity investments in non-U.S. issuers often require subjective analysis and may be relatively more difficult than applying the ESG criteria or the supplemental ESG analysis to equity investments of all issuers because data availability may be more limited with respect to non-U.S. issuers. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies, which may change without notice. The Fund’s ESG criteria and the application of the supplemental ESG analysis may be changed without shareholder approval.
Foreign and Emerging Countries Risk.
  Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in, or otherwise economically tied to, emerging countries.
Foreign Custody Risk.
  The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often underdeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.
Issuer Concentration Risk.
  The Fund intends to invest in up to approximately 50 companies. This relatively small number of issuers may subject the Fund to greater risks, because a decline in the value of any single investment held by the Fund may adversely affect the Fund’s overall value more than it would affect that of a fund holding a greater number of investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   net asset value ("NAV")  and liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's  expense ratio.
Market Risk
.
The value of the securities in which the Fund  invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Sector Risk.
  To the extent the Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.
Stock Risk.
  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Service, Investor and Class R6 Shares compare to those of a broad-based securities market index. Through February 27, 2018, the Fund had been known as the Goldman Sachs Focused International Equity Fund, and certain of its strategies differed. Performance information set forth below reflects the Fund’s former strategies prior to that date. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.
The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Service, Investor and Class R6 Shares compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gsamfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR (CLASS A)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	21.69%	December 31, 2020
Worst Quarter Return	-22.65%	March 31, 2020

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNFor the period ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Service, Investor and Class R6 Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Service, Investor and Class R6 Shares will vary.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Class A, C, Inst, Serv, Inv, R6 Shares | Goldman Sachs International Equity ESG Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.58%
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.68%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.18%
1 Year	rr_ExpenseExampleYear01	$ 664
3 Years	rr_ExpenseExampleYear03	1,004
5 Years	rr_ExpenseExampleYear05	1,368
10 Years	rr_ExpenseExampleYear10	$ 2,388
2011	rr_AnnualReturn2011	(17.39%)
2012	rr_AnnualReturn2012	22.20%
2013	rr_AnnualReturn2013	27.72%
2014	rr_AnnualReturn2014	(12.84%)
2015	rr_AnnualReturn2015	1.50%
2016	rr_AnnualReturn2016	(2.59%)
2017	rr_AnnualReturn2017	25.29%
2018	rr_AnnualReturn2018	(14.83%)
2019	rr_AnnualReturn2019	27.67%
2020	rr_AnnualReturn2020	22.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.65%)
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	9.02%
10 Years	rr_AverageAnnualReturnYear10	5.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 1992
Class A, C, Inst, Serv, Inv, R6 Shares | Goldman Sachs International Equity ESG Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.58%
Other Expenses	rr_OtherExpensesOverAssets	0.83%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.43%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.93%
1 Year	rr_ExpenseExampleYear01	$ 296
3 Years	rr_ExpenseExampleYear03	710
5 Years	rr_ExpenseExampleYear05	1,250
10 Years	rr_ExpenseExampleYear10	2,728
1 Year	rr_ExpenseExampleNoRedemptionYear01	196
3 Years	rr_ExpenseExampleNoRedemptionYear03	710
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,250
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,728
1 Year	rr_AverageAnnualReturnYear01	20.85%
5 Years	rr_AverageAnnualReturnYear05	9.44%
10 Years	rr_AverageAnnualReturnYear10	5.61%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 15, 1997
Class A, C, Inst, Serv, Inv, R6 Shares | Goldman Sachs International Equity ESG Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.46%
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.31%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.86%
1 Year	rr_ExpenseExampleYear01	$ 88
3 Years	rr_ExpenseExampleYear03	371
5 Years	rr_ExpenseExampleYear05	675
10 Years	rr_ExpenseExampleYear10	$ 1,540
1 Year	rr_AverageAnnualReturnYear01	23.19%
5 Years	rr_AverageAnnualReturnYear05	10.67%
10 Years	rr_AverageAnnualReturnYear10	6.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 07, 1996
Class A, C, Inst, Serv, Inv, R6 Shares | Goldman Sachs International Equity ESG Fund | Service
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.46%
Other Expenses	rr_OtherExpensesOverAssets	0.71%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.81%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.36%
1 Year	rr_ExpenseExampleYear01	$ 138
3 Years	rr_ExpenseExampleYear03	526
5 Years	rr_ExpenseExampleYear05	938
10 Years	rr_ExpenseExampleYear10	$ 2,090
1 Year	rr_AverageAnnualReturnYear01	22.61%
5 Years	rr_AverageAnnualReturnYear05	10.16%
10 Years	rr_AverageAnnualReturnYear10	6.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 06, 1996
Class A, C, Inst, Serv, Inv, R6 Shares | Goldman Sachs International Equity ESG Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.58%
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.43%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.93%
1 Year	rr_ExpenseExampleYear01	$ 95
3 Years	rr_ExpenseExampleYear03	403
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	$ 1,670
1 Year	rr_AverageAnnualReturnYear01	23.10%
5 Years	rr_AverageAnnualReturnYear05	10.54%
10 Years	rr_AverageAnnualReturnYear10	6.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2010
Class A, C, Inst, Serv, Inv, R6 Shares | Goldman Sachs International Equity ESG Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.30%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	$ 87
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	670
10 Years	rr_ExpenseExampleYear10	$ 1,528
1 Year	rr_AverageAnnualReturnYear01	23.19%	[5]
5 Years	rr_AverageAnnualReturnYear05	10.68%	[5]
10 Years	rr_AverageAnnualReturnYear10	6.82%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 26, 2016	[5]
Class A, C, Inst, Serv, Inv, R6 Shares | Goldman Sachs International Equity ESG Fund | Returns After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.23%
5 Years	rr_AverageAnnualReturnYear05	8.80%
10 Years	rr_AverageAnnualReturnYear10	5.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 1992
Class A, C, Inst, Serv, Inv, R6 Shares | Goldman Sachs International Equity ESG Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.66%
5 Years	rr_AverageAnnualReturnYear05	7.19%
10 Years	rr_AverageAnnualReturnYear10	4.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 1992
Class A, C, Inst, Serv, Inv, R6 Shares | Goldman Sachs International Equity ESG Fund | MSCI EAFE Index (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.79%
5 Years	rr_AverageAnnualReturnYear05	7.44%
10 Years	rr_AverageAnnualReturnYear10	5.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 1992
Class A, C, Inst, Serv, Inv, R6 Shares | Goldman Sachs International Equity ESG Fund | MSCI EAFE Index (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.79%
5 Years	rr_AverageAnnualReturnYear05	7.44%
10 Years	rr_AverageAnnualReturnYear10	5.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 15, 1997
Class A, C, Inst, Serv, Inv, R6 Shares | Goldman Sachs International Equity ESG Fund | MSCI EAFE Index (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.79%
5 Years	rr_AverageAnnualReturnYear05	7.44%
10 Years	rr_AverageAnnualReturnYear10	5.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 07, 1996
Class A, C, Inst, Serv, Inv, R6 Shares | Goldman Sachs International Equity ESG Fund | MSCI EAFE Index (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Service
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.79%
5 Years	rr_AverageAnnualReturnYear05	7.44%
10 Years	rr_AverageAnnualReturnYear10	5.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 06, 1996
Class A, C, Inst, Serv, Inv, R6 Shares | Goldman Sachs International Equity ESG Fund | MSCI EAFE Index (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.79%
5 Years	rr_AverageAnnualReturnYear05	7.44%
10 Years	rr_AverageAnnualReturnYear10	5.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2010
Class A, C, Inst, Serv, Inv, R6 Shares | Goldman Sachs International Equity ESG Fund | MSCI EAFE Index (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.79%	[5]
5 Years	rr_AverageAnnualReturnYear05	7.44%	[5]
10 Years	rr_AverageAnnualReturnYear10	5.50%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 26, 2016	[5]

[1]	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The Investment Adviser has agreed to: (i) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets; and (ii) waive a portion of its management fee equal to 0.03% as an annual percentage of average daily net assets of the Fund. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.05% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, and Investor Shares of the Fund. These arrangements will remain in effect through at least February 28, 2022, and prior to such date, the Investment Adviser and Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees.
[4]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The 10-Year performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.
[5]	Class R6 Shares commenced operations on February 26, 2016. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.